SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Staff advance	$ 268,446	$ 110,747
Deposit	65,659	33,713
VAT recoverable	18,861	61,697
Receivable for disposal	28,997	31,369
Others	4,991	21,644
Total of other current assets	$ 386,954	$ 259,170